                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                -----------------

Check here if Amendment [   ]; Amendment Number: ________
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:       LAKE FOREST CAPITAL MANAGEMENT COMPANY
Address:    225 E. Deerpath
            Suite 260
            Lake Forest, IL 60045


 Form 13F File Number: 28-03749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert L. Meyers
Title:    Managing Director
Phone:    847-295-4075

Signature, Place, and Date of Signing:

Robert L. Meyers         Lake Forest, Illinois                  January 24, 2000
---------------------  --------------------------------------   ----------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s) .)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-_____________           _________________________________________
          [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                             ------------

Form 13F Information Table Entry Total:        138
                                             ------------

Form 13F Information Table Value Total:      $189,354
                                             ------------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

          _____      28-_____________           ______________________________

          [Repeat as necessary.]


None

                                    FORM 13F

                       LAKE FOREST CAPITAL MANAGEMENT CO.
                               December 31, 1999

                                                                                  Value      Shares/    Sh/    Put/
       Name of Issuer                      Title of class           CUSIP        (x$1000)    Prn Amt    Prn    Call
-----------------------------------        --------------         ---------      --------    -------    ---    ----
Citigroup Cap VI                                PFD               17305L208          221      11000     SH
Intl Paper Cap 7.875%                           PFD               460140205          475      22400     SH
Yorkshire Capital Corp 8.08%                    PFD               98719V206          187      10100     SH
Equity Residential Prop Series                  PFD CV            29476L859          243      12300     SH
BT Investment International Eq                  MFS               055922868         2611      81874     SH
Domini Social Equity Fund                       MFS               257132100          387       9265     SH
Fidelity Dividend Growth Fund                   MFS               316389402         3681     127531     SH
Strong Schafer Value Fund                       MFS               862918109         1203      24848     SH
T. Rowe Price Mid-cap Growth F                  MFS               779556109         1373      34666     SH
Vanguard European Stock Index                   MFS               922042205         1283      44504     SH
Vanguard S&P 500 Index Fund                     MFS               922908108         7008      51953     SH
Vanguard U.S. Growth                            MFS               921910105         3717      85434     SH
AFLAC Inc.                                      COM               001055102         1871      39650     SH
                                                                                       9        200     SH
AT & T Corp                                     COM               001957109         1728      34000     SH
AXA Financial Inc                               COM               002451102         1670      49115     SH
                                                                                      10        300     SH
Abbott Labs                                     COM               002824100         1433      39474     SH
                                                                                       7        200     SH
America Online Inc                              COM               02364J104         2390      31500     SH
American Home Prods Corp                        COM               026609107          664      16925     SH
American International Group I                  COM               026874107         2302      21290     SH
                                                                                      10         93     SH
BP Amoco Plc                                    COM               055622104         1227      20686     SH
BankAmerica Corp                                COM               06605F102          582      11592     SH
                                                                                       5        100     SH
Bristol-Myers Squibb                            COM               110122108          595       9267     SH
Caterpillar Inc                                 COM               149123101         2132      45295     SH
                                                                                       9        200     SH
CenturyTel Inc.                                 COM               156686107         3181      67140     SH
                                                                                      11        225     SH
Cisco Systems Inc                               COM               17275R102        10554      98524     SH
Citigroup Inc.                                  COM               172967101         3666      65837     SH
                                                                                      10        187     SH
Coca-Cola                                       COM               191216100         1558      26751     SH
Compaq Computer                                 COM               204493100          350      12950     SH
Conoco Inc. Cl A                                COM               208251306          822      33210     SH
                                                                                       7        300     SH
Conoco Inc. Cl B                                COM               208251405          342      13756     SH
Dial Corp                                       COM               25247D101          593      24400     SH
                                                                                       7        300     SH
Disney Company                                  COM               254687106          373      12750     SH
DuPont (E I) de Nemours                         COM               263534109         1568      23796     SH
                                                                                       7        100     SH
Elan Corporation (ADR)                          COM               284131208         1004      34025     SH
                                                                                       6        200     SH
Enron Corp                                      COM               293561106         2304      51915     SH
                                                                                      18        400     SH
ExxonMobil                                      COM               30231G102         4457      55326     SH
                                                                                      11        132     SH
Fed Ex                                          COM               31304N107         1057      25825     SH
                                                                                      12        300     SH
                                                                                           Voting Authority
                                                    Invstmt        Other         ----------------------------------
         Name of Issuer                             Dscretn       Managers        Sole          Shared        None
-----------------------------------              ------------     --------       ------        --------      ------
Citigroup Cap VI                                      Sole                                        4000         11000
Intl Paper Cap 7.875%                                 Sole                                        1200         22400
Yorkshire Capital Corp 8.08%                          Sole                                        1600         10100
Equity Residential Prop Series                        Sole                                                     12300
BT Investment International Eq                        Other                                                    81874
Domini Social Equity Fund                             Other                                                     9265
Fidelity Dividend Growth Fund                         Other                                                   127531
Strong Schafer Value Fund                             Other                                                    24848
T. Rowe Price Mid-cap Growth F                        Other                                                    34666
Vanguard European Stock Index                         Other                                                    44504
Vanguard S&P 500 Index Fund                           Other                                                    51953
Vanguard U.S. Growth                                  Other                                                    85434
AFLAC Inc.                                            Sole                                        6550         37550
                                                      Other                                                      200
AT & T Corp                                           Sole                                        4167         32587
AXA Financial Inc                                     Sole                                        8350         46690
                                                      Other                                                      300
Abbott Labs                                           Sole                                        6700         37424
                                                      Other                                                      200
America Online Inc                                    Sole                                        4725         30275
American Home Prods Corp                              Sole                                                     16925
American International Group I                        Sole                                        4022         20029
                                                      Other                                                       93
BP Amoco Plc                                          Sole                                                     20686
BankAmerica Corp                                      Sole                                         300         11592
                                                      Other                                                      100
Bristol-Myers Squibb                                  Sole                                                      9267
Caterpillar Inc                                       Sole                                        8375         42820
                                                      Other                                                      200
CenturyTel Inc.                                       Sole                                       11012         63740
                                                      Other                                                      225
Cisco Systems Inc                                     Sole                                       10810         95224
Citigroup Inc.                                        Sole                                       10315         62214
                                                      Other                                                      187
Coca-Cola                                             Sole                                        4066         25526
Compaq Computer                                       Sole                                         500         12650
Conoco Inc. Cl A                                      Sole                                        8785         30485
                                                      Other                                                      300
Conoco Inc. Cl B                                      Sole                                        1691         13241
Dial Corp                                             Sole                                        5650         22800
                                                      Other                                                      300
Disney Company                                        Sole                                                     12750
DuPont (E I) de Nemours                               Sole                                        4557         22254
                                                      Other                                                      100
Elan Corporation (ADR)                                Sole                                         300         34025
                                                      Other                                                      200
Enron Corp                                            Sole                                        7525         49590
                                                      Other                                                      400
ExxonMobil                                            Sole                                        5894         53511
                                                      Other                                                      132
Fed Ex                                                Sole                                        4050         24450
                                                      Other                                                      300

                                    FORM 13F

                       LAKE FOREST CAPITAL MANAGEMENT CO.
                               December 31, 1999

                                                                                  Value      Shares/    Sh/    Put/
       Name of Issuer                      Title of class           CUSIP        (x$1000)    Prn Amt    Prn    Call
-----------------------------------        --------------         ---------      --------    -------    ---    ----
Federal Home Loan Mtg Corp                      COM               313400301         1217      25850     SH
                                                                                      19        400     SH
Firstar Corp                                    COM               33763V109          207       9780     SH
Ford Motor                                      COM               345370100          256       4800     SH
GTE Corp                                        COM               362320103          353       5000     SH
General Electric Co                             COM               369604103         9021      58292     SH
                                                                                      23        150     SH
Halliburton Co                                  COM               406216101         1546      38422     SH
                                                                                       8        200     SH
Hewlett-Packard                                 COM               428236103         2238      19675     SH
                                                                                      17        150     SH
Home Depot Inc                                  COM               437076102         5228      76049     SH
                                                                                      26        375     SH
Household Intl Corp                             COM               441815107         2313      62092     SH
Intel Corp                                      COM               458140100         6516      79168     SH
                                                                                      25        300     SH
International Business Machine                  COM               459200101         5136      47613     SH
                                                                                      32        300     SH
J P Morgan & Co                                 COM               616880100          204       1612     SH
Johnson & Johnson                               COM               478160104         1471      15774     SH
                                                                                       9        100     SH
Kohl's Corp                                     COM               500255104         2013      27890     SH
                                                                                       7        100     SH
Lucent Technologies                             COM               549463107         3978      53037     SH
                                                                                      15        200     SH
MBNA Corp                                       COM               55262L100         1052      38603     SH
                                                                                       4        150     SH
MCI WorldCom Inc                                COM               55268B106         3167      59692     SH
                                                                                       8        150     SH
Masco Corporation                               COM               574599106         1142      45000     SH
                                                                                       5        200     SH
McDonald's Corp                                 COM               580135101          476      11800     SH
Mellon Financial Corp                           COM               585509102         1361      39950     SH
Merck & Co                                      COM               589331107         2472      36798     SH
Microsoft Corporation                           COM               594918104         6883      58954     SH
Nestle (ADR)                                    COM               641069406         1856      20365     SH
                                                                                       5         50     SH
Nokia Corp (ADR)                                COM               654902204         9089      47570     SH
                                                                                      38        200     SH
Northern Trust Corp                             COM               665859104         1699      32060     SH
PepsiCo Inc                                     COM               713448108         2269      64375     SH
                                                                                      11        300     SH
Pfizer Inc                                      COM               717081103         1420      43780     SH
                                                                                      10        300     SH
Proctor & Gamble                                COM               742718109         2263      20656     SH
                                                                                      14        125     SH
Qwest Communications Intl Inc                   COM               749121109         1091      25364     SH
Royal Dutch Petrol (ADR)                        COM               780257804         1532      25302     SH
Royal Philips Electronics NV (                  COM               718337504         2745      20332     SH
                                                                                      12         92     SH
SBC Communications Inc                          COM               78387G103         2718      55757     SH
                                                                                      10        200     SH
                                                                                 Voting Authority
                                           Invstmt        Other         ----------------------------------
         Name of Issuer                    Dscretn       Managers        Sole          Shared        None
-----------------------------------      ------------    --------       ------        --------      ------
Federal Home Loan Mtg Corp                   Sole                                      5425         24200
                                             Other                                                    400
Firstar Corp                                 Sole                                                    9780
Ford Motor                                   Sole                                                    4800
GTE Corp                                     Sole                                                    5000
General Electric Co                          Sole                                      6861         56192
                                             Other                                                    150
Halliburton Co                               Sole                                      7025         36047
                                             Other                                                    200
Hewlett-Packard                              Sole                                      3300         18725
                                             Other                                                    150
Home Depot Inc                               Sole                                     12037         71812
                                             Other                                                    375
Household Intl Corp                          Sole                                     12250         58467
Intel Corp                                   Sole                                      6465         77043
                                             Other                                                    300
International Business Machine               Sole                                      5755         45888
                                             Other                                                    300
J P Morgan & Co                              Sole                                                    1612
Johnson & Johnson                            Sole                                      4311         14499
                                             Other                                                    100
Kohl's Corp                                  Sole                                      3415         26890
                                             Other                                                    100
Lucent Technologies                          Sole                                      7949         50637
                                             Other                                                    200
MBNA Corp                                    Sole                                       125         38603
                                             Other                                                    150
MCI WorldCom Inc                             Sole                                      8625         57067
                                             Other                                                    150
Masco Corporation                            Sole                                      9075         42225
                                             Other                                                    200
McDonald's Corp                              Sole                                       150         11800
Mellon Financial Corp                        Sole                                      6800         37550
Merck & Co                                   Sole                                      5608         35098
Microsoft Corporation                        Sole                                      9060         56129
Nestle (ADR)                                 Sole                                      3930         19515
                                             Other                                                     50
Nokia Corp (ADR)                             Sole                                      5950         46270
                                             Other                                                    200
Northern Trust Corp                          Sole                                      6000         30210
PepsiCo Inc                                  Sole                                      9550         61225
                                             Other                                                    300
Pfizer Inc                                   Sole                                      9435         40780
                                             Other                                                    300
Proctor & Gamble                             Sole                                      2500         19906
                                             Other                                                    125
Qwest Communications Intl Inc                Sole                                      5425         23864
Royal Dutch Petrol (ADR)                     Sole                                      2500         24752
Royal Philips Electronics NV                 Sole                                      3751         19450
                                             Other                                                     92
SBC Communications Inc                       Sole                                      6775         53557
                                             Other                                                    200

                                    FORM 13F

                       LAKE FOREST CAPITAL MANAGEMENT CO.
                               December 31, 1999

                                                                                  Value      Shares/    Sh/    Put/
       Name of Issuer                      Title of class           CUSIP        (x$1000)    Prn Amt    Prn    Call
-----------------------------------        --------------         ---------      --------    -------    ---    ----
Schlumberger Ltd                                COM               806857108          289       5150     SH
St. Jude                                        COM               790849103          573      18675     SH
                                                                                       3        100     SH
Staples                                         COM               855030102          747      36000     SH
                                                                                       8        400     SH
Starbucks Corp                                  COM               855244109         1723      71043     SH
Sun Microsystems Inc                            COM               866810104         2824      36465     SH
TRW Inc                                         COM               872649108          221       4250     SH
Telefonica de Espana SA (ADR)                   COM               879382208         3600      45683     SH
                                                                                      13        159     SH
Tellabs Inc                                     COM               879664100         2137      33300     SH
Texaco Inc                                      COM               881694103          794      14623     SH
Veritas Software Co                             COM               923436109          601       4200     SH
Volkswagen (ADR)                                COM               928662303          236      21000     SH
                                                                                       8        700     SH
Wal-Mart Stores                                 COM               931142103         1754      25375     SH
                                                                                       7        100     SH
Walgreen Co                                     COM               931422109         1242      42463     SH
Warner-Lambert                                  COM               934488107          417       5090     SH
Washington Post Co Class B                      COM               939640108          222        400     SH
Watson Pharmaceuticals                          COM               942683103         1082      30216     SH
                                                                                       4        100     SH
Williams Co Inc                                 COM               969457100         1427      46675     SH
                                                                                       6        200     SH
Amalgamated Investments Co Cla                  COM               022991103          240       2000     SH
American Legacy Growth Fund II                                                      2297     375495     SH
Guardian Insurance & Annuity C                                                      1711      11358     SH
Guardian Insurance & Annuity C                                                      1380      24545     SH
Guardian Insurance & Annuity C                                                      1041      18518     SH
Lincoln Med Cap Equity Fund                                                          445      25543     SH
NL - Dreyfus Stock Index                                                             417      12796     SH
NL - Fidelity VIP Equity                                                             261       6364     SH
NL - Fidelity VIP Growth                                                             383       4370     SH
Phoenix Strategic Edge Growth                                                       5058     285772     SH
REPORT SUMMARY                                  138 DATA RECORDS     189354                       0


                                                                                 Voting Authority
                                           Invstmt        Other         ----------------------------------
         Name of Issuer                    Dscretn       Managers        Sole          Shared        None
-----------------------------------      ------------    --------       ------        --------      ------
Schlumberger Ltd                              Sole                                       300          5150
St. Jude                                      Sole                                      5925         16825
                                              Other                                                    100
Staples                                       Sole                                      7500         34225
                                              Other                                                    400
Starbucks Corp                                Sole                                      9373         68318
Sun Microsystems Inc                          Sole                                      6530         34515
TRW Inc                                       Sole                                                    4250
Telefonica de Espana SA (ADR)                 Sole                                      4837         44709
                                              Other                                                    159
Tellabs Inc                                   Sole                                       200         33100
Texaco Inc                                    Sole                                       400         14623
Veritas Software Co                           Sole                                                    4200
Volkswagen (ADR)                              Sole                                       400         21000
                                              Other                                                    700
Wal-Mart Stores                               Sole                                      3575         24250
                                              Other                                                    100
Walgreen Co                                   Sole                                      9670         39513
Warner-Lambert                                Sole                                                    5090
Washington Post Co Class B                    Sole                                                     400
Watson Pharmaceuticals                        Sole                                      6975         28141
                                              Other                                                    100
Williams Co Inc                               Sole                                      7200         44675
                                              Other                                                    200
Amalgamated Investments Co Cla                Other                                                   2000
American Legacy Growth Fund II                Other                                                 375495
Guardian Insurance & Annuity C                Other                                                  11358
Guardian Insurance & Annuity C                Other                                                  24545
Guardian Insurance & Annuity C                Other                                                  18518
Lincoln Med Cap Equity Fund                   Other                                                  25543
NL - Dreyfus Stock Index                      Other                                                  12796
NL - Fidelity VIP Equity                      Other                                                   6364
NL - Fidelity VIP Growth                      Other                                                   4370
Phoenix Strategic Edge Growth                 Other                                                 285772
REPORT SUMMARY                                OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Do not save this screen as a text file. This report automatically creates the text file 13ftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.



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